UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: JUNE 30, 2007 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers Short Duration Government Fund

June 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 95.9%[1]
Federal Home Association/Veteran’s Association - 0.5%
FHA/VA, 6.125%, 10/20/25, (01/01/08)[2]	$403,782	$408,775
FHA/VA, 5.750%, 08/20/23, (10/01/07)[2]	135,654	136,634
FHA/VA, 6.125%, 10/20/17, (01/01/08)[2,9]	103,251	104,376
FHA/VA, 6.125%, 12/20/25, (01/01/08)[2]	185,692	187,935
Total Federal Home Association/Veteran’s Association		837,720
Federal Home Loan Mortgage Corporation - 35.2%
FHLMC, 4.764%, 07/01/34, (06/01/08)[2,9]	1,392,136	1,392,328
FHLMC, 5.036%, 05/01/34, (06/01/08)[2,9]	747,374	747,838
FHLMC, 5.570%, 06/15/35, (08/15/07)[2,9]	8,738,564	8,679,164
FHLMC, 5.000%, 06/01/09 to 05/01/18	4,425,297	4,292,165
FHLMC, 5.500%, 12/01/17 to 08/01/19[9]	2,414,710	2,385,305
FHLMC, 5.500%, TBA	1,150,000	1,132,391
FHLMC, 6.000%, 09/01/17 to 02/01/22[9]	20,740,947	20,833,945
FHLMC, 7.500%, 04/01/15	611,011	631,910
FHLMC Gold Pool, 4.000%, 12/01/20[9]	4,910,899	4,549,570
FHLMC Gold Pool, 5.000%, 01/01/19 to 08/01/19[9]	2,744,200	2,661,122
FHLMC Gold Pool, 6.000%, 09/01/17 to 11/01/21[9]	9,640,604	9,684,740
FHLMC Gold Pool, 6.000%, TBA	1,500,000	1,485,938
FHLMC Gold Pool, 7.500%, 04/01/15 to 04/01/29	287,052	298,472
FHLMC Gold Pool, 8.500%, 12/01/25[9]	93,566	100,153
FHLMC Structured Pass Through Securities, 4.391%, 11/25/38	381,420	377,658
FHLMC Structured Pass Through Securities, 7.500%, 02/25/42	174,975	180,558
FHLMC Structured Pass Through Securities, 7.500%, 08/25/42[10]	288,595	298,245
Total Federal Home Loan Mortgage Corporation		59,731,502
Federal National Mortgage Association - 55.4%
FNMA, 4.582%, 01/01/33, (12/01/07)[2]	556,885	558,072
FNMA, 5.000%, 07/01/18 to 09/01/19[9]	2,328,766	2,254,219
FNMA, 5.430%, 09/26/33, (08/26/07)[2]	31,892	31,894
FNMA, 5.460%, 10/25/33, (08/25/07)[2]	378,882	379,210
FNMA, 5.480%, 06/25/35, (08/25/07)[2,9]	1,181,460	1,184,336
FNMA, 5.500%, 07/17/18 to 07/14/33[9]	13,980,037	13,759,285
FNMA, 5.505%, 05/01/36, (05/01/11)[2]	937,257	932,072
FNMA, 5.636%, 09/01/33, (09/01/07)[2,9]	1,544,259	1,559,025
FNMA, 5.640%, 11/25/30, (08/25/07)[2,9]	3,682,720	3,704,305
FNMA, 5.700%, 07/01/09	912,322	909,992
FNMA, 5.720%, 03/25/35 to 07/25/44, (08/25/07)[2,9]	12,654,312	12,654,103
FNMA, 5.730%, 11/01/08	265,207	264,649
FNMA, 6.000%, 03/01/17 to 08/01/17	971,137	976,890
FNMA, 6.000%, TBA	3,400,000	3,362,811
FNMA, 6.010%, 12/01/08[9]	4,328,223	4,331,450
FNMA, 6.040%, 10/01/08[9]	1,129,086	1,130,274
FNMA, 6.305%, 02/01/08	10,267	10,243
FNMA, 6.473%, 10/25/31[11]	231,394	230,623
FNMA, 6.500%, 04/01/17[9]	1,030,224	1,051,935
FNMA, 6.500%, TBA	18,000,000	18,168,750
FNMA, 6.500%, TBA	8,000,000	8,067,504
FNMA, 6.510%, 01/01/08	144,709	144,393
FNMA, 6.620%, 11/01/07 to 01/01/08[9]	1,813,098	1,809,297
FNMA, 6.740%, 06/01/09	904,148	902,342
FNMA, 6.825%, 09/01/07[9]	2,218,983	2,214,707
FNMA, 7.500%, 06/25/32 to 12/25/42[9]	3,647,599	3,765,363
FNMA Grantor Trust, 5.470%, 01/25/35, (08/25/07)[2,9]	443,248	443,659
FNMA Grantor Trust, 5.560%, 05/25/32, (08/25/07)[2]	846,850	846,995
FNMA Grantor Trust, 5.600%, 03/25/33, (08/25/07)[2]	394,826	394,879
FNMA Whole Loan, 5.520%, 05/25/35, (08/25/07)[2,9]	6,524,587	6,548,888
FNMA Whole Loan, 5.770%, 02/25/47, (08/25/07)[2]	1,324,768	1,331,368
Total Federal National Mortgage Association		93,923,533
Interest Only Strips - 2.5%
FHLMC IO Strip, 1.780%, 11/15/30, (08/15/07)[2]	390,049	16,936
FHLMC IO Strip, 4.500%, 08/15/35 to 09/15/35	974,353	247,101
FHLMC IO Strip, 5.000%, 2/15/20 to 08/01/35	7,686,607	1,854,282
FHLMC IO Strip, 7.500%, 10/01/27	71,456	18,294
FHLMC IO Strip, 8.000%, 06/01/31	17,129	4,472
FNMA IO Strip, 1.906%, 01/25/24, (08/25/07)[2]	133,352	7,365

Managers Short Duration Government Fund

June 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
FNMA IO Strip, 5.000%, 02/01/35 to 12/01/35	$7,836,479	$2,031,118
FNMA IO Strip, 7.500%, 11/18/14	162,420	18,100
FNMA IO Strip, 8.000%, 08/25/22 to 05/01/30	270,460	68,558
FNMA IO Strip, 9.000%, 12/15/16	66,472	15,564
Total Interest Only Strips		4,281,790
U.S. Treasury Notes-2.3%
USTN, 2.375%, 04/15/11	2,694,787	2,665,311
USTN, 2.625%, 05/15/08[7]	1,260,000	1,234,407
Total U.S. Treasury Notes		3,899,718
Total U.S. Government and Agency Obligations (cost $163,507,251)		162,674,263
Mortgage-Backed Security - 35.5%
Asset Securitization Corp., 7.040%, 11/13/29	391,923	393,260
Countrywide Home Loans, Inc., 5.820%, 02/25/35, (08/25/07)[2,9]	2,443,183	2,458,544
Deutsche Alt-A Securities Inc. Mortgage Loan, 6.250%, 07/25/36	836,097	834,974
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	1,174,389	1,178,590
FNMA Grantor Trust Pass Through, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,074,306	1,088,036
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A4, 5.640%, 11/25/35, (08/25/07)[2]	1,800,000	1,796,605
GE Capital Commercial Mortgage Corporation, 6.496%, 01/15/33	522,958	536,155
GNMA, 4.500%, 07/20/35 to 09/20/35, (10/01/07)[2]	9,477,990	9,468,813
GNMA, 5.000%, 06/20/35 to 09/20/35, (07/01/08 to 10/01/07)[2]	3,134,184	3,156,962
GNMA, 5.375%, 06/20/22 to 05/20/33, (07/01/08)[2]	2,692,993	2,722,805
GNMA, 5.500%, 08/20/32 to 10/20/34, (10/01/07 to 01/01/08)[2]	7,160,192	7,207,041
GNMA, 5.750%, 07/20/18 to 01/20/32, (10/01/07 to 04/01/08)[2]	841,234	846,678
GNMA, 6.000%, 07/20/28[9]	131,256	131,075
GNMA, 6.000%, 10/20/32 to 03/20/35, (01/01/08 to 04/01/08)[2]	940,607	948,918
GNMA, 6.125%, 11/20/17 to 11/20/27, (01/01/08)[2]	1,041,752	1,053,345
GNMA, 6.250%, 01/20/28, (04/01/08)[2]	144,720	145,679
GNMA, 6.375%, 03/20/21 to 03/20/23, (04/01/08)[2,9]	240,500	242,834
GNMA, 6.500%, 01/20/34, (04/01/08)[2]	1,751,225	1,764,515
GNMA, 9.500%, 07/15/09	5,510	5,717
GNMA, 9.500%, 12/15/17	22,545	24,304
GMAC, 6.957%, 09/15/35	1,570,000	1,632,506
GMAC, 7.724%, 03/15/33[9]	7,182,123	7,491,394
Greenwich Capital Commercial Funding Corp., Class A2, Series 2005-GG3, 4.305%, 08/10/42	1,754,000	1,708,709
Harborview Mortgage Loan Trust, 5.730%, 11/19/34, (08/19/07)[2]	2,637,364	2,644,630
Lehman Brothers Mortgage Trust, 6.000%, 08/25/21	2,703,262	2,714,994
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	2,409,330	2,483,120
PNC Mortgage Acceptance, 7.300%, 10/12/33	2,271,846	2,358,307
Salomon Brothers Mortgage, 7.455%, 07/18/33	307,896	319,818
Structured Asset Investment Loan Trust, 5.860%, 12/25/34, (08/25/07)[2,9]	1,490,992	1,494,891
Washington Mutual, Class 2A3, Series 2005-AR2, 5.670%, 01/25/45, (08/25/07)[2]	1,434,678	1,436,892
Total Mortgage - Backed Security (cost $61,886,465)		60,290,111
Mortgage-Backed Interest Only Strips - 0.3%
Bank of America-First Union IO Strip, Series 2001-3, Class XC, 0.463%, 04/11/37[3,10]	4,949,818	201,758
CS First Boston Mortgage IO Strip, 0.546%, 12/15/35[3,10]	1,668,717	64,033
CS First Boston Mortgage Sec. Corp. IO Strip, Series 1998-C1, Class AX, 0.975%, 05/17/40[10]	3,104,151	66,417
GMAC, Series 1999-C1 IO Strip, Class X, 0.590%, 05/15/33[10]	9,692,362	108,612
Total Mortgage-Backed Interest Only Strips (cost $418,910)		440,820

	Shares
Preferred Stock-0.6%
Home Ownership Funding Corp., 1.000%[3,11] (cost $1,457,704)	7,300	1,023,723

	Contracts
Options-0.0%
3-month Eurodollar Call, $95.00, June 2008 (cost $3,923)	9	4,275
Short-Term Investments-6.0%
Other Investment Companies - 5.7%[4]
Bank of New York Institutional Cash Reserves Fund, 5.33%[8]	1,260,373	1,260,373
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	8,364,153	8,364,153
Total Other Investment Companies (cost $9,624,526)		9,624,526

	Principal Amount
U.S. Government Agency Discount Notes - 0.3% [5,6]
FHLMC Discount Notes, 5.035%, 09/18/07[5]	$150,000	148,342
FHLMC Discount Notes, 5.139%, 11/09/07[5]	350,000	343,567
FNMA Discount Notes, 5.127%, 11/02/07[5]	100,000	98,261
Total U.S. Government Agency Discount Notes (cost $590,123)		590,170
Total Short - Term Investments (cost $10,214,649)
Total Investments - 138.3% (cost $237,488,902)		234,647,888
Other Assets, less Liabilities - (38.3)%		(65,040,781)
Net Assets - 100%		$169,607,107

Managers Intermediate Duration Government Fund

June 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
U.S. Government and Agency Obligations - 106.4%
Federal Home Loan Mortgage Corporation - 57.8%
FHLMC, 4.500%, 04/01/35	$772,181	$703,491
FHLMC, 5.000%, 05/01/18 to 07/01/35	1,392,775	1,323,176
FHLMC, 5.500%, 11/01/17 to 05/01/34[9]	6,711,626	6,539,793
FHLMC, 5.624%, 01/01/36, (01/01/13)[2,9]	11,287,239	11,129,445
FHLMC, 6.000%, 09/01/17 to 03/01/22	17,002,161	17,078,417
FHLMC, 7.500%, 01/01/31	94,447	98,756
FHLMC Gold Pool, 4.000%, 12/01/20	1,034,442	958,331
FHLMC Gold Pool, 4.500%, 05/01/34 to 01/01/36[9]	19,724,669	17,954,542
FHLMC Gold Pool, 5.000%, 04/01/19 to 08/01/19	407,616	394,946
FHLMC Gold Pool, 5.000%, TBA	10,000,000	9,371,880
FHLMC Gold Pool, 5.500%, 10/01/33 to 06/01/35[9]	34,794,564	33,683,171
FHLMC Gold Pool, 6.000%, 05/01/22	981,903	986,300
FHLMC Gold Pool, 6.000%, TBA	4,000,000	3,962,500
FHLMC, Series 2186, Class PG, 6.000%, 07/15/28	41,266	41,333
FHLMC Structured Pass Through Securities, 7.500%, 08/25/4210	404,032	417,542
Total Federal Home Loan Mortgage Corporation		104,643,623
Federal National Mortgage Association - 43.6%
FNMA, 5.720%, 03/25/35, (08/25/07)[2,9]	2,744,129	2,733,260
FNMA, 4.500%. 03/01/35 to 10/01/35[9]	12,074,110	10,990,445
FNMA, 5.000%, 06/01/18 to 01/01/20[9]	4,917,942	4,766,582
FNMA, 5.500%, 03/01/17 to 02/01/35[9]	40,195,996	39,256,023
FNMA, 5.577%, 02/01/36, (01/01/11)[2]	471,204	470,801
FNMA, 5.640%, 11/25/30, (08/25/07)[2,9]	3,682,720	3,704,305
FNMA, 6.000%, 08/01/17	558,791	562,086
FNMA, 6.500%, 11/01/28 to 07/01/32	765,053	775,185
FNMA, 6.500%, TBA	12,500,000	12,613,440
FNMA, 7.000%, 03/25/24[9]	2,750,000	2,823,766
FNMA, 7.500%, 10/25/42	244,449	252,030
Total Federal National Mortgage Association		78,947,923
Interest/Principal Only Strips - 3.8%
FHLMC IO Strip, 1.780%, 11/15/30, (08/15/07)[2]	316,801	13,756
FHLMC IO Strip, 2.330%, 9/15/16 to 10/15/16, (08/15/07)[2]	707,370	31,474
FHLMC IO Strip, 2.580%, 06/15/31, (08/15/07)[2]	113,698	11,121
FHLMC IO Strip, 4.500%, 04/15/22 to 09/15/35	1,812,390	429,023
FHLMC IO Strip, 4.610%, 11/15/18, (08/15/07)[2]	860,482	30,692
FHLMC IO Strip, 5.000%, 05/15/17 to 09/15/35[9]	10,887,262	2,661,884
FHLMC IO Strip, 6.000%, 05/01/31	13,859	3,477
FNMA IO Strip, 4.000%, 09/01/33 to 09/01/34	1,769,720	254,275
FNMA IO Strip, 4.500%, 07/25/19 to 09/01/33	643,016	124,602
FNMA IO Strip, 5.000%, 11/01/33 to 12/01/35	11,077,831	2,819,716
FNMA IO Strip, 7.000%, 04/01/23 to 06/01/23	489,300	117,730
FNMA PO Strip, 5.724%, 07/01/33[5]	533,285	367,294
Total Interest/Principal Only Strips		6,865,044
U.S Treasury Notes - 1.2%
USTN, 2.375%, 04/15/11	2,167,071	2,143,367
Total U.S. Government and Agency Obligations (cost $195,700,746)		192,599,957
Mortgage-Backed Securities - 11.5%
AHMA, Series 2005-1, Class 1A1, 5.990%, 11/25/35[10]	434,691	443,476
American Home Loan Investment Trust, 5.294%, 06/25/45, (03/25/10)[2]	2,927,811	2,903,979
American Home Mortgage Investment Trust, 3.280%, 04/25/44, (02/25/09)[2]	332,343	329,504
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09)[2]	1,461,737	1,430,710
American Home Mortgage Investment Trust, 5.001%, 06/25/45, (03/25/08)[2]	348,629	348,010
Banc of America Funding Corp., 3.969%, 12/20/34[10]	724,744	740,437
Bear Stearns Alt-A Trust, 4.884%, 04/25/35[10]	522,965	525,845
Countrywide Alternative Loan Trust, 5.500%, 05/25/35, (08/25/07)[2]	1,015,108	1,007,103
Countrywide Alternative Loan Trust, 6.000%, 06/25/34	764,704	759,995
Countrywide Home Loan, 4.494%, 05/20/35[10]	337,962	338,982
Countrywide Home Loans, Inc., Series 2004-R2, Class 1AF1, 5.740%, 11/25/34, (08/25/07)[2,3]	586,455	590,176
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 1A1, 5.036%, 12/20/35[10]	303,841	305,754
DLJ Commercial Mortgage Corp., 6.410%, 06/10/31	182,359	183,011
GNMA, 5.375%, 06/20/16 to 05/20/21, (07/01/08)[2]	129,828	131,236
GNMA, 5.750%, 08/20/17 to 08/20/18, (10/01/07)[2]	211,017	212,797
GNMA, 6.125%, 11/20/17 to 12/20/17, (01/01/08)[2]	429,458	434,166
GNMA, 6.375%, 03/20/16, (04/01/08)[2]	46,826	47,212
GNMA, 7.500%, 09/15/28 to 11/15/31	144,355	151,255
GSMPS Mortgage Loan Trust, 5.670%, 03/25/35, (08/25/07)[2,3]	459,651	457,923
GSR Mortgage Loan Trust, 6.750%, 05/25/34, (08/25/07)[2]	228,324	229,429
Harborview Mortgage Loan Trust, 3.827%, 11/19/34[10]	470,810	476,313
Master Alternative Loans Trust, 6.000%, 01/25/35[9]	1,626,136	1,620,296
Merrill Lynch Mortgage Investors, Inc., 7.560%, 11/15/31	1,763,351	1,817,356
Morgan Stanley Mortgage Loan Trust, 6.141%, 08/25/35[10]	1,966,727	1,945,523

Managers Intermediate Duration Government Fund

June 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Structured Asset Securities Corp., Series 2005-RF1, Class A, 5.670%, 03/25/35, (08/25/07)[2,3]	$573,633	$571,159
Washington Mutual Mortgage Pass-Through Certificates, 6.000%, 10/25/35	2,785,091	2,768,267
Total Mortgage-Backed Securities (cost $21,080,634)		20,769,914

	Shares
Preferred Stock - 0.2%
Home Ownership Funding Corp., 1.000%[3,11]	1,500	210,354
Home Ownership Funding Corp. 2, 1.000%[3,11]	1,500	210,354
Total Preferred Stock (cost $402,591)		420,708

	Contracts
Options - 0.0%
3-month Eurodollar Call, $95.00, June 2008 (cost $3,923)	9	4,275
Short-Term Investments - 8.8%
Other Investment Companies - 8.4%[4]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	15,259,302	15,259,302

	Principal Amount
U.S. Government Agency Discount Notes - 0.4%
FHLMC Discount Notes, 5.139%, 11/09/07[5]	$750,000	736,214
Total Short-Term Investments (cost $15,995,533)		15,995,516
Total Investments - 126.9% (cost $233,183,427)		229,790,370
Other Assets, less Liabilities - (26.9)%		(48,646,229)
Net Assets - 100.0%		$181,144,141

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2007, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Short Duration	$237,493,000	$889,568	($3,734,680)	($2,845,112)
Intermediate Duration	233,183,427	962,250	(4,355,307)	(3,393,057)

[1]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at June 30, 2007.

[2]	Floating Rate Security. The rate listed is as of June 30, 2007. Date in parenthesis represents the security’s next coupon rate reset.

[3]

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2007, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Short Duration	$1,289,514	0.8%
Intermediate Duration	2,039,966	1.1%

[4]	Yield shown for an investment company represents the June 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[5]	Indicates yield to maturity at June 30, 2007.

[6]	Security pledged to cover margin requirements for open futures positions at June 30, 2007.

[7]	Some or all of these securities were out on loan to various brokers as of June 30, 2007, amounting to $1,238,541, representing 0.73% of net assets for Short Duration.

[8]	Collateral received from brokers for securities lending was invested in this short-term investment.

[9]	All or part of security has been segregated for delayed delivery transactions and reverse repurchase agreements.

[10]	Variable Rate Security. The rate listed is as of June 30, 2007 and is periodically reset subject to terms and conditions set forth in the debenture.

[11]	Step Bond. High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

Security Ratings (unaudited):

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	BBB	BB	Not Rated
Short Duration	98.3%	0.5%	0.0%	0.0%	0.0%	1.2%
Intermediate Duration	99.8	0.2	0.0	0.0	0.0	0.0

Investments Abbreviations:

AHMA: American Home Mortgage Assets

DLJ: Donaldson, Lufkin & Jenrette Securities Corp.

FHA/VA: Federal Home Association/Veteran’s Association

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

GMAC: General Motors Acceptance Corp.

GNMA: Government National Mortgage Association

GSMPS: Goldman Sachs Mortgage Participating Security

GSR: Goldman Sachs REMIC

IO: Interest Only

PO: Principal Only

TBA: To Be Announced

USTN: United States Treasury Note

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ William J. Nutt
William J. Nutt, President

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: August 28, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: August 28, 2007